Net Earnings (Loss) Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Earnings Per Share - Basic [Abstract]
Net earnings available to common shareholders	$ 53.3		$ 63.1		$ 41.0		$ 40.2		$ 63.6		$ 79.6		$ 72.7		$ 35.7		$ 197.6		$ 251.6		$ (263.6)
Weighted-average common shares outstanding - basic (in shares)																	79,500,000		81,600,000		81,000,000
Net earnings per share - basic (in dollars per share)	$ 0.68		$ 0.79		$ 0.51		$ 0.50		$ 0.79		$ 0.97		$ 0.89		$ 0.44		$ 2.49		$ 3.08		$ (3.26)
Net Earnings Per Share - Diluted [Abstract]
Net earnings available to common shareholders	$ 53.3		$ 63.1		$ 41.0		$ 40.2		$ 63.6		$ 79.6		$ 72.7		$ 35.7		$ 197.6		$ 251.6		$ (263.6)
Weighted-average common shares outstanding - basic (in shares)																	79,500,000		81,600,000		81,000,000
Effect of dilutive securities - stock options (in shares)																	300,000		700,000		0
Effect of other share-based awards (in shares)																	300,000		500,000		0
Weighted-average common shares outstanding - diluted (in shares)																	80,100,000		82,800,000		81,000,000
Net earnings per share - diluted (in dollars per share)	$ 0.68	[1]	$ 0.79	[1]	$ 0.51	[1]	$ 0.50	[1]	$ 0.78	[2]	$ 0.97	[2]	$ 0.87	[2]	$ 0.43	[2]	$ 2.47	[1]	$ 3.04	[2]	$ (3.26)
Share-based awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of Net Earnings Per Share (in shares)																	4,257,000		3,074,000		6,583,000
Weighted-average remaining life (in years)																	4 years 9 months 18 days		6 years 3 months 18 days		5 years 9 months 18 days
Share-based awards [Member] | Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price range (in dollars per share)																	$ 40		$ 52		$ 11
Share-based awards [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price range (in dollars per share)																	$ 93		$ 93		$ 93

[1]	Included in the results are reorganization costs of ($0.17) per diluted share in the second quarter and ($0.23) per diluted share in the fourth quarter.
[2]	Included in the results are reorganization costs of ($0.02) per diluted share in the second quarter and ($0.20) per diluted share in the fourth quarter.